Average Annual Total Returns{- Fidelity Flex Conservative Income Bond Fund} - 08.31 Fidelity Flex Conservative Income Bond Fund Retail PRO -06 - Fidelity Flex Conservative Income Bond Fund	Fidelity Flex Conservative Income Bond Fund Return Before Taxes Past 1 year	Fidelity Flex Conservative Income Bond Fund Return Before Taxes Since Inception		Fidelity Flex Conservative Income Bond Fund After Taxes on Distributions Past 1 year	Fidelity Flex Conservative Income Bond Fund After Taxes on Distributions Since Inception		Fidelity Flex Conservative Income Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Conservative Income Bond Fund After Taxes on Distributions and Sales Since Inception		LB151 Past 1 year	LB151 Since Inception
Total	0.25%	1.66%	[1]	0.07%	0.99%	[1]	0.15%	0.99%	[1]	0.06%	1.28%	[1]

[1]	(a)From May 31, 2018